Summary of Significant Accounting Policies (Details) - Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive	Mar. 31, 2024 shares
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Common Stock Equivalent	12,195,829
Series A Preferred Stock [Member]
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Quantity Issued and Outstanding
Common Stock Equivalent
Preferred Series A-1 Stock [Member]
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Quantity Issued and Outstanding	22,280
Common Stock Equivalent	5,018,019
Series B Preferred Stock [Member]
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Quantity Issued and Outstanding
Common Stock Equivalent
Preferred Series B-1 Stock [Member]
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Quantity Issued and Outstanding	6,000
Common Stock Equivalent	1,477,833
Preferred Series B-2 Stock [Member]
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Quantity Issued and Outstanding	2,625
Common Stock Equivalent	557,325
Series C Preferred Stock [Member]
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Quantity Issued and Outstanding
Common Stock Equivalent
Warrant [Member]
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Quantity Issued and Outstanding	5,097,080
Common Stock Equivalent	5,097,080
Options [Member]
Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive [Line Items]
Quantity Issued and Outstanding	45,572
Common Stock Equivalent	45,572